Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Long-term debt
Senior	SFr 143,119	SFr 143,757	SFr 148,542
Subordinated	21,770	21,415	23,627
Non-recourse liabilities from consolidated VIEs	1,072	994	863
Long-term debt	165,961	166,166	173,032
of which reported at fair value	62,205	61,536	63,628
Structured notes
Long-term debt
Long-term debt	49,734	SFr 49,032	51,465
Bank
Long-term debt
Senior	143,206		148,568
Subordinated	20,832		22,611
Non-recourse liabilities from consolidated VIEs	1,072		863
Long-term debt	165,110		172,042
of which reported at fair value	61,272		62,622
Bank | Structured notes
Long-term debt
Long-term debt	SFr 49,734		SFr 51,465